Revenue disaggregation and segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue disaggregation and segmental analysis
Adjusted EBITDAaL	€ 10,932	€ 11,019	€ 12,424
Restructuring costs	(164)	(703)	(538)
Interest on lease liabilities	488	440	355
Loss on disposal of property, plant & equipment and intangible assets	(25)	(34)	(41)
Depreciation and amortisation on owned assets	(7,569)	(7,397)	(7,520)
Share of results of equity accounted associates and joint ventures	(123)	(96)	433
Impairment (charge)/reversal	(4,515)	64	(64)
Other income	565	372	9,402
Operating (loss)/profit	(411)	3,665	14,451
Investment income	864	581	232
Financing costs	(1,931)	(2,626)	(1,609)
(Loss)/profit before taxation	€ (1,478)	€ 1,620	€ 13,074